VictoryShares

VictoryShares US 500 Volatility Wtd ETF

VictoryShares Quality Growth ETF

VictoryShares Quality Value ETF

VictoryShares US Small Cap Volatility Wtd ETF

VictoryShares International Volatility Wtd ETF

VictoryShares Emerging Market Volatility Wtd ETF

VictoryShares US Large Cap High Div Volatility Wtd ETF

VictoryShares US Small Cap High Div Volatility Wtd ETF

VictoryShares International High Div Volatility Wtd ETF

VictoryShares Emerging Market High Div Volatility Wtd ETF

VictoryShares Dividend Accelerator ETF

VictoryShares US Multi-Factor Minimum Volatility ETF

VictoryShares Global Multi-Factor Minimum Volatility ETF

VictoryShares International Multi-Factor Minimum Volatility ETF

VictoryShares US 500 Enhanced Volatility Wtd ETF

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

VictoryShares US Discovery Enhanced Volatility Wtd ETF

VictoryShares Developed Enhanced Volatility Wtd ETF

(collectively, the “Funds”)

Supplement dated July 1, 2019

to the Prospectus dated November 1, 2018 (“Prospectus”)

Effective June 30, 2019, Steve Hammers is no longer a portfolio manager of the Funds. All references to Mr. Hammers in the Prospectus are hereby deleted.

If you wish to obtain more information, please call the Victory Funds at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.